Financial instruments - Fair Value Measurement and Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 944,832	$ 949,867
Financial liabilities	192,082	153,633
Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	944,832	949,867
Financial liabilities	192,082	153,633
Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	6,787	8,206
Subsidiary warrant liability | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	6,787	8,206
Subsidiary Preferred Shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	174,017	118,972
Subsidiary Preferred Shares | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	174,017	118,972
Subsidiary Notes Payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	3,916	26,455
Subsidiary Notes Payable | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	3,916	26,455
Share based liabilty awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	7,362
Share based liabilty awards | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	7,362
Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	687,005	740,417
Financial liabilities	6,081	0
Level 1 of fair value hierarchy [member] | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Subsidiary Preferred Shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Subsidiary Notes Payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Share based liabilty awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	6,081
Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	3,174	2,558
Financial liabilities	1,330	1,330
Level 2 of fair value hierarchy [member] | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Subsidiary Preferred Shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Subsidiary Notes Payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	1,330	1,330
Level 2 of fair value hierarchy [member] | Share based liabilty awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0
Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	254,653	206,892
Financial liabilities	184,671	152,303
Level 3 of fair value hierarchy [member] | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	6,787	8,206	$ 7,997	$ 13,012
Level 3 of fair value hierarchy [member] | Subsidiary Preferred Shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	174,017	118,972
Level 3 of fair value hierarchy [member] | Subsidiary Notes Payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	2,586	25,125
Level 3 of fair value hierarchy [member] | Share based liabilty awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	1,281
Money Markets [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	432,649	394,143
Money Markets [member] | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	432,649	394,143
Money Markets [member] | Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	432,649	394,143
Money Markets [member] | Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Money Markets [member] | Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Short-term note from associate
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	15,120
Short-term note from associate | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	15,120
Short-term note from associate | Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0
Short-term note from associate | Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0
Short-term note from associate | Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	15,120
Investments held at fair value
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	493,888	553,167
Investments held at fair value | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	493,888	553,167
Investments held at fair value | Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	254,355	346,275
Investments held at fair value | Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investments held at fair value | Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	239,533	206,892	$ 154,445	$ 85,163
Trade and other receivables [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	3,174	2,558
Trade and other receivables [member] | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	3,174	2,558
Trade and other receivables [member] | Level 1 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Trade and other receivables [member] | Level 2 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	3,174	2,558
Trade and other receivables [member] | Level 3 of fair value hierarchy [member]
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 0	$ 0